Interest and Finance Costs (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest and Finance Costs [Abstract]
Interest costs on long term debt	$ 235,182	$ 276,510	$ 261,137
Amortization and write off of financing fees (Note 2)	21,040	24,033	42,995
Discount on receivable from drilling contract	(2,821)	3,018	0
Capitalized borrowing costs (Note 2)	(28,265)	(26,055)	(37,342)
Commissions, commitment fees and other financial expenses	1,845	2,842	33,341
Total	$ 226,981	$ 280,348	$ 300,131